UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6456

Nuveen Premier Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premier Municipal Income Fund, Inc. (NPF)
	January 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.7% (1.0% of Total Investments)
$ 2,010	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health,	11/16 at 100.00	Aa1	$ 1,830,386
	Series 2006C-2, 5.000%, 11/15/39 (WI/DD, Settling 2/10/11)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
1,200	5.250%, 11/15/20	11/15 at 100.00	Baa2	1,171,212
400	5.000%, 11/15/30	11/15 at 100.00	Baa2	349,380
1,000	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,146,150
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
4,610	Total Alabama			4,497,128
	Alaska – 0.2% (0.1% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	589,340
	Series 2006A, 5.000%, 6/01/46
	Arizona – 7.9% (4.7% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
100	5.250%, 12/01/24	12/15 at 100.00	BBB	93,187
135	5.250%, 12/01/25	12/15 at 100.00	BBB	123,669
7,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/39 –	No Opt. Call	AA	5,660,410
	FGIC Insured
7,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/13 at 100.00	Aa1	7,639,575
	Revenue Bonds, Series 2002B, 5.000%, 1/01/25 (UB)
2,045	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/12 at 101.00	N/R (4)	2,155,532
	Revenue Refunding Bonds, Series 2002A, 5.250%, 1/01/15 (Pre-refunded 1/01/12)
3,955	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/12 at 101.00	Aa1	4,143,021
	Revenue Refunding Bonds, Series 2002A, 5.250%, 1/01/15
1,200	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	1,021,068
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
21,935	Total Arizona			20,836,462
	Arkansas – 0.8% (0.5% of Total Investments)
2,155	Arkansas Development Finance Authority, State Facility Revenue Bonds, Department of Correction	11/15 at 100.00	AA+	2,206,763
	Special Needs Unit Project, Series 2005B, 5.000%, 11/01/25 – AGM Insured
	California – 21.9% (13.1% of Total Investments)
10,000	Anaheim Public Finance Authority, California, Public Improvement Project Lease Bonds,	9/17 at 100.00	A1	7,880,599
	Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured
5,690	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	AA	5,759,475
	12/01/21 – AMBAC Insured
1,350	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	AA+	1,326,942
	Series 2005, 4.750%, 10/01/28 (UB)
1,975	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	No Opt. Call	A+	2,110,070
	Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)
1,700	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	1,640,500
	Series 2009B, 5.500%, 10/01/39
4,900	California State, General Obligation Bonds, Series 2004, 5.000%, 6/01/23 – AMBAC Insured	12/14 at 100.00	A1	4,888,044
500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	382,320
	Health System, Series 2005A, 5.000%, 7/01/39
1,600	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,482,624
	Series 2001C, 5.250%, 8/01/31
1,025	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	799,008
	Option Bond Trust 3175, 13.571%, 5/15/14 (IF)
1,000	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A	1,018,510
	Company, Series 1996A, 5.300%, 7/01/21
25,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	AAA	21,594,995
	Series 1995A, 0.000%, 1/01/17 (ETM) (5)
450	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	506,597
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	Baa3	2,063,530
	Bonds, Series 2007A-1, 5.125%, 6/01/47
6,005	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005E,	7/15 at 100.00	Aa2	6,272,403
	5.000%, 7/01/22 – AMBAC Insured
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
100	5.000%, 9/01/21	9/15 at 102.00	Baa3	87,806
110	5.000%, 9/01/23	9/15 at 102.00	Baa3	93,511
64,905	Total California			57,906,934
	Colorado – 11.5% (6.8% of Total Investments)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	896,810
	Society, Series 2005, 5.000%, 6/01/29
1,150	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004,	9/14 at 100.00	A3	1,080,379
	5.000%, 9/01/25
400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	A	373,376
	5.000%, 3/01/25
750	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004,	1/15 at 100.00	A–	765,885
	5.000%, 1/15/17
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
4,170	5.000%, 11/15/23 – FGIC Insured	11/16 at 100.00	A+	4,258,946
6,800	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	A+	6,899,484
	Denver, Colorado, Airport Revenue Bonds, Series 2006A:
6,890	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	7,036,964
8,940	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	A+	9,010,805
30,100	Total Colorado			30,322,649
	Connecticut – 0.8% (0.5% of Total Investments)
2,020	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	4/11 at 101.00	Baa1	2,018,121
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
	Florida – 2.7% (1.6% of Total Investments)
1,700	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/12 at 100.00	N/R	1,518,627
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%,
	4/01/30 (Alternative Minimum Tax)
2,500	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue	10/12 at 100.00	Baa1	2,609,125
	Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13
105	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A3	90,273
	Series 2007, 5.000%, 10/01/34
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	861,700
	Obligation Group, Series 2007, 5.000%, 8/15/42 (WI/DD, Settling 2/10/11)
2,150	Sumter County, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.000%, 6/01/30 –	6/16 at 100.00	A	1,974,883
	AMBAC Insured
7,455	Total Florida			7,054,608
	Georgia – 4.7% (2.8% of Total Investments)
8,050	George L. Smith II World Congress Center Authority, Atlanta, Georgia, Revenue Refunding Bonds,	7/11 at 100.00	Baa1	8,082,441
	Domed Stadium Project, Series 2000, 5.500%, 7/01/20 – NPFG Insured
	(Alternative Minimum Tax)
4,105	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	A1	4,432,456
	5.125%, 11/01/17 – NPFG Insured
12,155	Total Georgia			12,514,897
	Hawaii – 0.9% (0.5% of Total Investments)
2,250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	7/11 at 100.00	Baa1	2,250,450
	Company Inc., Series 1999D, 6.150%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)
	Idaho – 0.2% (0.1% of Total Investments)
40	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996E, 6.350%,	7/11 at 100.00	Aa1	40,083
	7/01/14 (Alternative Minimum Tax)
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
500	5.250%, 9/01/26	9/16 at 100.00	BBB–	430,640
200	5.250%, 9/01/37	9/16 at 100.00	BBB–	158,418
740	Total Idaho			629,141
	Illinois – 11.2% (6.7% of Total Investments)
415	Chicago Public Building Commission, Illinois, General Obligation Lease Certificates, Chicago	No Opt. Call	AAA	466,423
	Board of Education, Series 1990B, 7.000%, 1/01/15 – NPFG Insured (ETM)
8,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/24 –	No Opt. Call	Aa3	3,945,023
	FGIC Insured
2,000	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A, 5.500%, 1/01/29 – NPFG Insured	7/11 at 100.00	A	1,964,160
8,500	Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001, 5.750%, 11/01/30 –	No Opt. Call	Aa3	9,054,709
	AMBAC Insured
200	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BB+	163,276
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	1,062,020
	5.500%, 5/15/32 (Pre-refunded 5/15/12)
1,500	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 2/01/17	2/12 at 100.00	A+ (4)	1,575,615
	(Pre-refunded 2/01/12) – FGIC Insured
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
850	5.250%, 1/01/25	1/16 at 100.00	B–	547,392
1,750	5.250%, 1/01/30	1/16 at 100.00	B–	1,038,608
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
10,575	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AA–	5,023,548
10,775	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	AA–	4,739,492
46,235	Total Illinois			29,580,266
	Indiana – 3.4% (2.0% of Total Investments)
2,275	Anderson School Building Corporation, Madison County, Indiana, First Mortgage Bonds,	1/14 at 100.00	AA+ (4)	2,556,804
	Series 2003, 5.500%, 7/15/23 (Pre-refunded 1/15/14) – AGM Insured
6,180	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	A	3,207,296
	Community School Corporation, Series 2000, 0.000%, 1/15/23 – NPFG Insured
1,250	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 7/15/23	7/16 at 100.00	A	1,183,350
1,700	Saint Joseph County, Indiana, Educational Facilities Revenue Bonds, University of Notre Dame	3/18 at 100.00	Aaa	1,704,454
	du Lac Project, Refunding Series 2009, 5.000%, 3/01/36
1,000	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc.,	2/15 at 100.00	CCC	379,800
	Series 2005, 5.250%, 2/15/28 (6), (7)
12,405	Total Indiana			9,031,704
	Iowa – 1.0% (0.6% of Total Investments)
4,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	2,633,280
	5.500%, 6/01/42
	Kentucky – 0.8% (0.5% of Total Investments)
1,700	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	No Opt. Call	Baa2	1,604,732
	Medical Health System, Series 2010A, 6.500%, 3/01/45
510	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue	10/16 at 100.00	N/R	442,966
	Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35
2,210	Total Kentucky			2,047,698
	Louisiana – 6.4% (3.8% of Total Investments)
1,310	Louisiana Housing Finance Agency, GNMA Collateralized Mortgage Revenue Bonds, St. Dominic	3/11 at 100.00	AA+	1,311,323
	Assisted Care Facility, Series 1995, 6.850%, 9/01/25
1,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	1,202,745
	Series 2007A, 5.500%, 5/15/47
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
825	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	AA+	751,559
8,880	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	7,686,350
5	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, Residuals 660-1, 16.556%,	5/16 at 100.00	Aa1	2,318
	5/01/34 – FGIC Insured (IF)
3,950	Morehouse Parish, Louisiana, Pollution Control Revenue Bonds, International Paper Company,	No Opt. Call	BBB	4,088,171
	Series 2002A, 5.700%, 4/01/14
2,090	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	A–	1,906,665
	Series 2001B, 5.875%, 5/15/39
18,560	Total Louisiana			16,949,131
	Maine – 0.7% (0.4% of Total Investments)
1,770	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2004A-2, 5.000%,	5/13 at 100.00	AA+	1,816,392
	11/15/21 (Alternative Minimum Tax)
	Maryland – 1.3% (0.8% of Total Investments)
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	2,016,920
	Series 2004, 5.375%, 8/15/24
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	Baa1	1,312,575
	Health, Series 2006A, 4.750%, 7/01/36 – NPFG Insured
3,500	Total Maryland			3,329,495
	Massachusetts – 4.3% (2.6% of Total Investments)
7,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A	7,053,900
	Lien Series 2010B, 5.000%, 1/01/37
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004,	10/14 at 100.00	BBB	963,640
	5.625%, 10/01/24
3,000	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	A1 (4)	3,353,160
	1/01/24 (Pre-refunded 1/01/14) – FGIC Insured
11,500	Total Massachusetts			11,370,700
	Michigan – 4.0% (2.4% of Total Investments)
2,925	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/17 – SYNCORA	4/13 at 100.00	BB	2,631,184
	GTY Insured
4,600	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	A	3,767,262
	7/01/34 – FGIC Insured
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,	12/16 at 100.00	AA	914,060
	Series 2006A, 5.000%, 12/01/31 (WI/DD, Settling 2/10/11)
170	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	Baa3	133,622
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
3,025	Wayne County, Michigan, Airport Revenue Refunding Bonds, Detroit Metropolitan Airport,	12/12 at 100.00	A2	3,188,713
	Series 2002C, 5.375%, 12/01/19 – FGIC Insured
11,720	Total Michigan			10,634,841
	Minnesota – 5.2% (3.1% of Total Investments)
4,350	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A2	4,342,301
1,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds,	2/14 at 100.00	N/R (4)	1,119,640
	Benedictine Health System - St. Mary’s Duluth Clinic, Series 2004, 5.250%, 2/15/21
	(Pre-refunded 2/15/14)
2,290	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds,	12/13 at 100.00	A3	2,350,227
	HealthPartners Inc., Series 2003, 6.000%, 12/01/20
530	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of St. Thomas,	10/14 at 100.00	A2	556,638
	Series 2004-5Y, 5.250%, 10/01/19
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,052,740
1,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D,	No Opt. Call	AAA	1,160,880
	5.000%, 8/01/18
3,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street,	12/13 at 100.00	AA+	3,135,090
	Series 2003, 5.250%, 12/01/20
13,170	Total Minnesota			13,717,516
	Mississippi – 0.9% (0.5% of Total Investments)
2,325	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	2,334,742
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (WI/DD, Settling 2/10/11)
	Missouri – 1.1% (0.6% of Total Investments)
100	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	94,750
	Regional Hospital, Series 2006, 5.000%, 3/01/22
2,880	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	2,745,936
	Health System, Series 2004, 5.500%, 2/15/24
2,980	Total Missouri			2,840,686
	Nebraska – 1.2% (0.7% of Total Investments)
1,580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska	No Opt. Call	Aa3	1,676,175
	Medical Center, Series 2003, 5.000%, 11/15/16
755	Grand Island, Nebraska, Electric System Revenue Bonds, Series 1977, 6.100%, 9/01/12 (ETM)	3/11 at 100.00	A1 (4)	794,132
515	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+	591,472
	City 2, Series 2006A, 19.388%, 8/01/40 – AMBAC Insured (IF)
2,850	Total Nebraska			3,061,779
	Nevada – 1.5% (0.9% of Total Investments)
4,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	3,965,280
	New Hampshire – 2.4% (1.4% of Total Investments)
1,110	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College,	6/19 at 100.00	AA+	1,182,994
	Tender Option Bond Trust 09-7W, 13.831%, 6/01/39 (IF)
5,000	New Hampshire Housing Finance Authority, FHLMC Multifamily Housing Remarketed Revenue Bonds,	7/11 at 100.50	Aaa	5,052,950
	Countryside LP, Series 1994, 6.100%, 7/01/24 (Alternative Minimum Tax)
6,110	Total New Hampshire			6,235,944
	New Jersey – 5.7% (3.4% of Total Investments)
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P,	9/15 at 100.00	AA–	1,037,670
	5.250%, 9/01/24
3,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	3,332,820
	5.500%, 6/15/24 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	AA–	4,634,750
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	AA–	1,721,200
1,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	1,591,515
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA+	2,584,675
43,000	Total New Jersey			14,902,630
	New York – 17.2% (10.2% of Total Investments)
	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
660	6.000%, 7/15/30	1/20 at 100.00	BBB–	642,998
1,600	0.000%, 7/15/44	No Opt. Call	BBB–	147,696
1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	1,584,840
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/19
2,200	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	1,668,590
	2/15/47 – NPFG Insured
7,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series	6/16 at 100.00	AA+	7,555,350
	2006A, 5.000%, 12/01/25 – FGIC Insured (UB)
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	5,146,350
	Series 2002A, 5.125%, 11/15/21 – FGIC Insured
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	2,057,680
	Bonds, Fiscal Series 2005B, 5.000%, 6/15/23 – AMBAC Insured
4,265	New York City, New York, General Obligation Bonds, Fiscal Series 2003D, 5.250%, 10/15/22 (UB)	10/13 at 100.00	AA	4,485,245
1,050	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	AA	1,155,714
4,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/20 (UB)	8/14 at 100.00	AA	4,284,000
910	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Trust 2364,	11/15 at 100.00	AA+	802,875
	16.924%, 11/15/44 – AMBAC Insured (IF)
3,250	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds,	6/13 at 100.00	A+	3,324,393
	Series 2003C, 5.250%, 6/01/22
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
6,460	5.000%, 1/01/25 – AGM Insured (UB)	7/15 at 100.00	AA+	6,560,711
2,580	5.000%, 1/01/26 – AGM Insured (UB)	7/15 at 100.00	AA+	2,608,896
1,850	New York State Urban Development Corporation, Service Contract Revenue Bonds,	3/15 at 100.00	AAA	1,909,570
	Series 2005B, 5.000%, 3/15/24 – AGM Insured (UB)
1,000	New York State Urban Development Corporation, Subordinate Lien Corporate Purpose Bonds,	7/14 at 100.00	A	1,031,210
	Series 2004A, 5.125%, 1/01/22
395	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	375,388
	Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/42
46,220	Total New York			45,341,506
	North Carolina – 4.3% (2.6% of Total Investments)
10,300	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,	No Opt. Call	A	11,470,079
	Series 1993B, 6.000%, 1/01/22 – CAPMAC Insured
	Ohio – 2.7% (1.6% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
100	5.125%, 6/01/24	6/17 at 100.00	Baa3	75,399
1,050	5.875%, 6/01/30	6/17 at 100.00	Baa3	732,711
1,055	5.750%, 6/01/34	6/17 at 100.00	Baa3	699,697
2,355	5.875%, 6/01/47	6/17 at 100.00	Baa3	1,551,239
4,000	Ohio, Solid Waste Revenue Bonds, Republic Services Inc., Series 2004, 4.250%, 4/01/33	No Opt. Call	BBB+	3,954,320
	(Mandatory put 4/01/14) (Alternative Minimum Tax)
250	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds,	10/16 at 100.00	N/R	223,238
	Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25
8,810	Total Ohio			7,236,604
	Oklahoma – 1.1% (0.7% of Total Investments)
450	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	347,706
	5.375%, 9/01/36
2,725	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	2,548,638
	System, Series 2006, 5.000%, 12/15/36 (UB)
44	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	38,817
	System, Series 2006, Trust 3500, 8.331%, 6/15/30 (IF)
3,219	Total Oklahoma			2,935,161
	Oregon – 1.2% (0.7% of Total Investments)
	Oregon State, General Obligation Bonds, State Board of Higher Education, Series 2004A:
1,795	5.000%, 8/01/21	8/14 at 100.00	Aa1	1,895,879
1,240	5.000%, 8/01/23	8/14 at 100.00	Aa1	1,284,057
3,035	Total Oregon			3,179,936
	Pennsylvania – 2.1% (1.2% of Total Investments)
2,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A1	2,027,100
	5.000%, 12/01/23 – NPFG Insured
4,500	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA+	3,373,965
	6/01/33 – AGM Insured
6,500	Total Pennsylvania			5,401,065
	Puerto Rico – 0.9% (0.6% of Total Investments)
3,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate	8/26 at 100.00	A+	2,450,130
	Series 2009A, 0.000%, 8/01/32
	Rhode Island – 1.9% (1.1% of Total Investments)
4,935	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	4,957,602
	Series 2002A, 6.000%, 6/01/23
	South Carolina – 8.5% (5.1% of Total Investments)
2,500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A1	2,522,050
	Assets for Education, Series 2003, 5.250%, 12/01/24
4,405	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	4,512,702
	GROWTH, Series 2004, 5.250%, 12/01/23
3,340	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds,	12/13 at 100.00	AA	3,541,035
	Series 2003, 5.250%, 12/01/19 (UB)
3,620	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.250%,	5/13 at 100.00	AA–	3,665,612
	5/01/21 – AMBAC Insured
310	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	337,004
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
1,190	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	1,146,589
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue
	Bonds, Palmetto Health Alliance, Series 2003C:
4,895	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	5,519,896
605	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	685,284
455	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB (4)	464,196
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/11)
21,320	Total South Carolina			22,394,368
	South Dakota – 0.6% (0.4% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,705,480
	Hospitals, Series 2004A, 5.500%, 11/01/31
	Tennessee – 1.3% (0.8% of Total Investments)
2,060	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	Baa1 (4)	2,066,077
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – NPFG Insured
1,600	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	1,375,680
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
50	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	20,000
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/37 (6), (7), (8)
3,710	Total Tennessee			3,461,757
	Texas – 6.8% (4.1% of Total Investments)
1,075	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	10/13 at 101.00	CCC–	361,060
	Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)
3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	3,087,720
	5/15/25 – NPFG Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
400	5.250%, 8/15/21	No Opt. Call	BBB–	385,264
600	5.125%, 8/15/26	No Opt. Call	BBB–	523,968
800	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB	708,096
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
2,265	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	A	2,278,862
	Corporation, Series 2003C, 5.250%, 5/15/25 – AMBAC Insured
290	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds,	2/11 at 100.00	AAA	290,757
	Series 2001, 5.375%, 2/15/26
950	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	887,272
	5.750%, 1/01/38
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company,	11/15 at 100.00	CCC	295,990
	Series 2001C, 5.200%, 5/01/28
3,000	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	2,801,160
	Texas Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
125	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	91,870
	Texas Health Resources Project, Trust 1031, 17.076%, 2/15/30 (IF)
	Texas Tech University, Financing System Revenue Bonds, 9th Series 2003:
3,525	5.250%, 2/15/18 – AMBAC Insured	8/13 at 100.00	AA	3,828,855
2,250	5.250%, 2/15/19 – AMBAC Insured	8/13 at 100.00	AA	2,440,440
19,280	Total Texas			17,981,314
	Utah – 0.1% (0.1% of Total Investments)
315	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001D, 5.500%, 1/01/21	7/11 at 100.00	Aaa	316,027
	(Alternative Minimum Tax)
20	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1996C, 6.450%, 7/01/14	7/11 at 100.00	Aaa	20,043
	(Alternative Minimum Tax)
335	Total Utah			336,070
	Washington – 6.1% (3.6% of Total Investments)
2,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station,	7/12 at 100.00	Aaa	2,120,720
	Series 2002A, 5.750%, 7/01/17 – NPFG Insured
7,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1,	7/13 at 100.00	Aaa	7,576,100
	Series 2003A, 5.500%, 7/01/16 (UB)
3,160	King County Public Hospital District 2, Washington, Limited Tax General Obligation Bonds,	6/11 at 101.00	AA–	3,178,612
	Evergreen Hospital Medical Center, Series 2001A, 5.250%, 12/01/24 – AMBAC Insured
1,000	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital,	No Opt. Call	Baa2	1,011,820
	Series 2003, 6.000%, 12/01/23
2,135	Washington, General Obligation Refunding Bonds, Series 1992A and 1992AT-6, 6.250%, 2/01/11	No Opt. Call	AA+	2,135,000
65	Washington, General Obligation Refunding Bonds, Series 1992A and 1992AT-6, 6.250%,	No Opt. Call	Aa1 (4)	65,000
	2/01/11 (ETM)
15,360	Total Washington			16,087,252
	West Virginia – 1.7% (1.0% of Total Investments)
2,000	West Virginia Water Development Authority, Infrastructure Revenue Bonds, Series 2003A, 5.500%,	10/13 at 101.00	AAA	2,264,500
	10/01/23 (Pre-refunded 10/01/13) – AMBAC Insured
2,150	West Virginia Water Development Authority, Loan Program II Revenue Bonds, Series 2003B,	11/13 at 101.00	A	2,203,944
	5.250%, 11/01/23 – AMBAC Insured
4,150	Total West Virginia			4,468,444
	Wisconsin – 6.4% (3.8% of Total Investments)
5,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare	7/11 at 100.00	A– (4)	5,803,132
	Inc., Series 2001, 6.000%, 7/01/30 (Pre-refunded 7/01/11)
160	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	127,858
	Healthcare, Series 2006, 5.000%, 5/01/32
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	1,004,790
	Series 2004, 5.375%, 5/01/18
205	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	AA–	200,722
	Health Obligated Group, Series 2001, 5.375%, 10/01/30
2,145	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	AA– (4)	2,236,248
	Health Obligated Group, Series 2001, 5.375%, 10/01/30 (Pre-refunded 10/01/11)
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/11 at 100.00	BBB+	5,003,900
	Series 1999, 6.250%, 2/15/18 – RAAI Insured
2,500	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC	5/16 at 100.00	AA	2,518,075
	Insured (UB)
16,680	Total Wisconsin			16,894,725
	Wyoming – 0.5% (0.3% of Total Investments)
1,350	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation,	12/15 at 100.00	BBB+	1,280,611
	Series 2005, 5.600%, 12/01/35 (Alternative Minimum Tax)
$ 505,614	Total Investments (cost $445,418,697) – 167.8%			442,860,681
	Floating Rate Obligations – (21.3)%			(56,259,400)
	Other Assets Less Liabilities – 1.6%			4,187,038
	Auction Rate Preferred Shares, at Liquidation Value – (48.1)% (9)			(126,850,000)
	Net Assets Applicable to Common Shares – 100%			$ 263,938,319

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$442,460,881	$399,800	$442,860,681

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$403,317
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(3,428)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	(89)
Transfers in to	—
Transfers out of	—
Balance at the end of period	$399,800

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2011, the cost of investments was $395,551,844.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2011, were as follows:

Gross unrealized:
Appreciation	$14,423,775
Depreciation	(23,369,430)
Net unrealized appreciation (depreciation) of investments	$(8,945,655)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions.
(6)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(7)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors/Trustees.
(9)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.6%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premier Municipal Income Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 1, 2011